Property, plant and equipment, net	6 Months Ended
Mar. 31, 2020
Property, plant and equipment, net
Property, plant and equipment, net

Note 6 — Property, plant and equipment, net

Property, plant and equipment, net, stated at cost less accumulated depreciation, consisted of the following:

	March 31,	September 30,
	2020	2019
	(Unaudited)
Office equipment	$43,196	$42,887
Transportation equipment	66,215	65,741
Plant, machinery and equipment	141,743	97,454
Leasehold improvements	276,141	155,746
Subtotal	527,295	361,828
Accumulated depreciation	(237,496)	(222,360)
Total	$289,799	$139,468

Depreciation expense was $13,676 and $22,976 for the six months ended March 31, 2020 and 2019, respectively.